Employee Benefit Plan, Fair Value and NAV Practical Expedient (Details) - EBP001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	$ 1,662,815,527	$ 1,468,236,873
MFS Growth Equity Fund CLS
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
MFS Growth Equity Fund CLS | Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Restriction on redemption dollar amount	$ 1,000,000
Clear Bride Small Cap Growth R2 CIT
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
Clear Bride Small Cap Growth R2 CIT | Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Restriction on redemption dollar amount	$ 1,000,000
Eagle Mid Cap Growth CIT FDRS
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
Eagle Mid Cap Growth CIT FDRS | Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Restriction on redemption percent of investment	20.00%
Putnam Large Cap Value Trust IA
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
Putnam Small Cap Growth Class S
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
PGIM Total Return Bond CIT CL LP
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
Pioneer Multi-Sector Fixed Income CL R1
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	5 days
Pioneer Multi-Sector Fixed Income CL R1 | Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Restriction on redemption dollar amount	$ 1,000,000
Goldman Sachs Stable Value Inst CL 1
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	12 months
Goldman Sachs Stable Value Inst CL S
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	12 months
Black Rock Life Path Target Date Series
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	30 days
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	$ 212,606,708	189,188,742
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	48,667,405	43,723,867
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	22,726,410	19,417,975
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	86,223,150	80,066,990
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	54,989,743	45,979,910
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	212,606,708	189,188,742
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	48,667,405	43,723,867
Fair Value, Inputs, Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	22,726,410	19,417,975
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	86,223,150	80,066,990
Fair Value, Inputs, Level 1 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	54,989,743	45,979,910
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 2 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value, Inputs, Level 3 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments-at fair value	$ 1,450,208,819	$ 1,279,048,131